UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 11, 2005

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		46

FORM 13F Information Table Value Total:	$144,517,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2359    59213 SH       SOLE                    59213
ASML Holding N V ADR           COM              N07059111     4508   283138 SH       SOLE                   110886            172252
Adobe                          COM              00724F101     1454    23177 SH       SOLE                     2630             20547
Affymetrix                     COM              00826T108     2789    76302 SH       SOLE                    13992             62310
Altria Group, Inc.             COM              718154107      366     5986 SH       SOLE                     5986
Amdocs                         COM              G02602103     3425   130473 SH       SOLE                    28718            101755
Applied Signal Tech.           COM              038237103     4991   141578 SH       SOLE                    32207            109371
Barr Pharmaceuticals, Inc.     COM              068306109     4274    93858 SH       SOLE                     3902             89956
Bio Reference Lab              COM              09057G602      872    50130 SH       SOLE                     7630             42500
Biovail Corporation            COM              09067J109     5667   342823 SH       SOLE                   116403            226420
Blue Earth Refineries          COM              G11999102        0   463638 SH       SOLE                   151844            311794
Brigham Exploration            COM              109178103      201    22380 SH       SOLE                     2190             20190
Business Objects ADR           COM              12328X107     5495   216837 SH       SOLE                    66334            150503
CR Bard                        COM              067383109     5673    88676 SH       SOLE                    21776             66900
Dell Inc.                      COM              247025109     1137    26979 SH       SOLE                    26979
Ditech                         COM              25500M103      821    54885 SH       SOLE                                      54885
Doral Financial Corp.          COM              25811P100     4243    86157 SH       SOLE                    24807             61350
Federal Nat'l Mtg.             COM              313586109      469     6584 SH       SOLE                     6584
Flir Systems                   COM              302445101    12092   189561 SH       SOLE                    70330            119231
General Electric               COM              369604103     1262    34571 SH       SOLE                    34571
Home Depot                     COM              437076102      460    10766 SH       SOLE                    10766
IVAX Corp                      COM              465823102      735    46476 SH       SOLE                                      46476
Intel Corp.                    COM              458140100     1064    45479 SH       SOLE                    45479
International MicroComputer So COM              459862306      143   133237 SH       SOLE                   133237
Jetblue Airways                COM              477143101     1990    85690 SH       SOLE                    25406             60284
KLA Tencor                     COM              482480100     1198    25713 SH       SOLE                    12423             13290
KV Pharmaceutical Cl A         COM              482740206    10640   482541 SH       SOLE                   142682            339859
Kensey Nash Corp.              COM              490057106     3096    89675 SH       SOLE                    26228             63447
L3 Communications Hldg         COM              502424104     5953    81284 SH       SOLE                    22432             58852
Lehman Brothers Hldgs          COM              524908100     2993    34210 SH       SOLE                                      34210
MFC Bancorp                    COM              55271X202     9820   491003 SH       SOLE                   179209            311794
Mymetics Corp                  COM              62856A102       95   315577 SH       SOLE                   167021            148556
Namtai Electronics             COM              629865205     1859    96548 SH       SOLE                    35264             61284
Nextel Communications          COM              65332V103     3065   102126 SH       SOLE                   102126
Nextel Partners                COM              65333F107     7145   365637 SH       SOLE                     2637            363000
Novellus Systems               COM              670008101     4757   170553 SH       SOLE                    49773            120780
Pfizer                         COM              717081103      647    24050 SH       SOLE                    24050
Procter & Gamble               COM              742718109      463     8400 SH       SOLE                     8400
QUALCOMM                       COM              747525103     2998    70705 SH       SOLE                    70705
Quest Diagnostics              COM              74834L100      738     7721 SH       SOLE                      461              7260
Safenet Inc.                   COM              78645R107     6569   178806 SH       SOLE                    50317            128489
Scientific Games               COM              80874P109     4458   186990 SH       SOLE                    44130            142860
Staples Inc.                   COM              855030102     3129    92807 SH       SOLE                    26632             66175
Symantec Corp                  COM              871503108     4059   157565 SH       SOLE                    24859            132706
Veeco Instr                    COM              922417100     2851   135300 SH       SOLE                    28020            107280
Zoll Medical                   COM              989922109     1498    43548 SH       SOLE                    12748             30800